NOTES PAYABLE - BANKS (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 SEK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Line of Credit [Member]
Debt Instrument [Line Items]
Credit facility, expiration date		Oct. 31, 2021
Line of Credit [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount		$ 10,000
Line of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate			3.00%
Credit facility, amount outstanding	$ 8,086		$ 8,086			$ 9,033
Line of Credit [Member] | Europe [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	14,352		14,352			2,525
Line of Credit [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €				€ 2,500
Credit facility, amount outstanding | €				12,597			€ 2,207
Outstanding guarantees | €				€ 2,500
Line of Credit [Member] | Standby Letters of Credit [Member] | United States [Member]
Debt Instrument [Line Items]
Pledged assets used to secure credit facility	$ 500		$ 500
Percentage of collateral	95.00%		95.00%	95.00%	95.00%
Line of Credit [Member] | Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral	85.00%		85.00%	85.00%	85.00%
Line of Credit [Member] | Unbilled Accounts Receivable [Member] | United States [Member]
Debt Instrument [Line Items]
Percentage of collateral	80.00%		80.00%	80.00%	80.00%
Line Of Credit Two [Member] | United States [Member]
Debt Instrument [Line Items]
Debt instrument, effective interest rate	5.40%		5.40%	5.40%	5.40%
Line of Credit Nine [Member] | Swedish Kronor
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | kr					kr 2,000
Line of Credit Nine [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 13,672		$ 13,672
Debt instrument, interest rate basis points above reference rate	3.50%
Unused line fee	0.75%
Line of Credit Nine [Member] | Europe [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 18,229		18,229
Line of Credit Nine [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €				€ 12,000
Line of Credit Nine [Member] | Europe [Member] | Euro Member Countries, Euro [Member] | Temporary Credit Line [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount | €				€ 16,000
Line of Credit Nine [Member] | Sweden [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 216		$ 216
Debt instrument, effective interest rate	2.80%		2.80%	2.80%	2.80%
Guarantees facility [Member] | Europe [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 2,848		$ 2,848
Outstanding guarantees	$ 2,848		$ 2,848			$ 2,603
Guarantees facility [Member] | Europe [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Outstanding guarantees | €				€ 2,500			€ 2,275